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                                                         SEC File Nos. 033-02610
                                                                       811-04550


                               THE MAINSTAY FUNDS

                           MAINSTAY EQUITY INCOME FUND
                         MAINSTAY GLOBAL HIGH YIELD FUND

                        Supplement dated October 17, 2003
                   to the Prospectus dated May 1, 2003 and the
              Statement of Additional Information dated May 1, 2003

                 IMPORTANT NOTICE REGARDING CHANGE IN NAMES AND
                               INVESTMENT POLICIES

         This Supplement updates certain information contained in the above-dated Prospectus ("Prospectus") and Statement of Additional Information ("SAI") of The MainStay Funds ("Trust") regarding two series of the Trust:
MainStay Equity Income Fund and MainStay Global High Yield Fund (each a "Fund"). You may obtain a copy of the Prospectus and the SAI free of charge, upon request, by calling toll-free 1-800-MAINSTAY (1-800-624-6782), by visiting the Trust's website at www.mainstayfunds.com, or by writing to NYLIFE Distributors Inc., attn: MainStay Marketing Dept., 169 Lackawanna Avenue, Parsippany, New Jersey 07054.

         On September 10, 2003, the Trust's Board of Trustees approved a change, effective January 1, 2004, in the respective investment strategies, investment processes and principal risks (as indicated below) of the MainStay Equity Income Fund and the MainStay Global High Yield Fund. In addition, the Board of Trustees voted to change the name of each Fund, also effective January 1, 2004, as follows:


       CURRENT FUND NAME                           NEW FUND NAME
       -----------------                           -------------
 MainStay Equity Income Fund                MainStay Mid Cap Value Fund
 MainStay Global High Yield Fund            MainStay Global High Income Fund


         The information provided below updates certain information set forth in the Prospectus as of January 1, 2004:

MAINSTAY EQUITY INCOME FUND

1. All references to the "MainStay Equity Income Fund" and the "Equity Income Fund" in the Prospectus are changed to the "MainStay Mid Cap Value Fund" and the "Mid Cap Value Fund," respectively.

2. The first sentence in the section entitled "Principal Investment Strategies" on page 42 of the Prospectus is deleted and replaced with the following:

        The Fund normally invests at least 80% of its assets in common and preferred stock of companies with market capitalizations that, at the time of investment, are similar to the companies in the Russell Midcap(R) Value Index.

3. The following sentence is added to end of the first paragraph in the section entitled, "Principal Risks," on page 42 of the Prospectus:

        Mid-cap stocks are generally less established and may be more volatile and less liquid than stocks of larger companies.

MAINSTAY GLOBAL HIGH YIELD FUND

1. All references to the "MainStay Global High Yield Fund" and the "Global High Yield Fund" in the Prospectus are changed to the "MainStay Global High Income Fund" and the "Global High Income Fund," respectively.

2. The first sentence in the section entitled "Principal Investment Strategies" on page 90 of the Prospectus is deleted and replaced with the following:

        The Fund normally invests at least 65% of its assets in high-yield securities.

         The information provided below updates certain information set forth in the SAI as of January 1, 2004:

1. All references to the "MainStay Equity Income Fund" and the "Equity Income Fund" in the SAI are changed to the "MainStay Mid Cap Value Fund" and the "Mid Cap Value Fund," respectively.

2. All references to the "MainStay Global High Yield Fund" and the "Global High Yield Fund" in the SAI are changed to the "MainStay Global High Income Fund" and the "Global High Income Fund," respectively.

5. The last sentence in the first paragraph in the subsection entitled "Mid Cap Value Fund" (formerly Equity Income Fund) on page 2 of the SAI is deleted and replaced with the following:

        The Fund normally invests at least 80% of its assets in common and preferred stock of companies with market capitalizations that, at the time of investment, are similar to the companies in the Russell Midcap(R) Value Index.

8. The following replaces the information provided for the MainStay Equity Income Fund under the section entitled, "Non-Fundamental Policies Related to Fund Names," on pages 58-59 of the SAI:


         FUND                           NON-FUNDAMENTAL INVESTMENT POLICY

         MAINSTAY MID CAP VALUE FUND    To invest, under normal circumstances,
                                        at least 80% of its assets in common and preferred stock of companies with market capitalizations that, at the time of investment, are similar to the companies in the Russell Midcap(R) Value Index.




9. All references to the MainStay Global High Income Fund (formerly MainStay Global High Yield Fund) in the section entitled,
        "Non-Fundamental Policies Related to Fund Names," on page 59 of the SAI are hereby deleted.

             PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE


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